UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	3/31/10

Item 1: Schedule of Investments

Aberdeen Latin America Equity Fund, Inc.

Schedule of Investments

March 31, 2010 (unaudited)

Description	No. of Shares	Value

EQUITY OR EQUITY-LINKED SECURITIES-99.4%
Argentina-3.7%

Energy Equipment & Services-3.7%

Tenaris S.A., ADR
(Cost $9,379,614)	237,000	$10,176,780
Brazil-62.9%

Aerospace & Defense -1.1%

Empresa Brasileira de Aeronautica S.A.	505,000	2,976,747

Commercial Banks -11.5%

Banco Bradesco S.A.	1,034,000	15,173,676
Banco Bradesco S.A., PN	426,910	7,845,940
Banco Itaú Holding Financeira S.A., PN	87,302	1,907,759
Itau Unibanco Banco Multiplo S.A., ADR	290,286	6,383,389
		31,310,764

Commercial Services & Supplies -1.2%

American Banknote S.A.	354,000	3,330,341

Diversified Financial Services -1.3%

BM&F BOVESPA S.A.	515,563	3,478,108

Food Products -1.6%

BRF - Brasil Foods	160,684	4,312,637

Health Care Providers & Services -1.7%

Odontoprev S.A.	131,000	4,532,555

Insurance -0.9%

Amil Participações S.A.	326,000	2,529,893

IT Services -1.4%

Cielo S.A.	406,000	3,810,444

Machinery -1.0%

Weg S.A.	251,844	2,681,143

Media -1.5%

Saraiva S.A. Livreiros Editores, PN	212,000	4,205,077

Metals & Mining -12.6%

Bradespar S.A., PN	180,800	4,452,378
Usinas Siderúrgicas de Minas Gerais S.A.	136,000	4,750,513
Vale S.A., ADR	903,000	25,067,280
		34,270,171

Multiline Retail -3.9%

Lojas Renner S.A.	464,000	10,607,497

Oil, Gas & Consumable Fuels -11.9%

Petroleo Brasileiro S.A., ADR	577,433	22,860,573
Ultrapar Participacoes S.A., ADR	200,000	9,686,000
		32,546,573

Personal Products -3.5%

Natura Cosmeticos S.A.	469,000	9,486,692

Real Estate Management & Development -3.4%

Multiplan Empreendimentos Imobiliarios S.A.	558,097	9,212,494

Road & Rail -1.3%

Localiza Rent a Car S.A.	345,000	3,634,224

Tobacco -1.7%

Souza Cruz S.A.	134,000	4,655,124

Transportation Infrastructure -1.4%

Wilson Sons Ltd.	302,000	3,951,196

Total Brazil
(Cost $114,763,061)		171,531,680
Chile-5.8%

Airlines -0.1%

Lan Airlines S.A.	23,143	410,594

Beverages -0.4%

Viña Concha y Toro S.A.	540,000	1,234,874

Chemicals -0.3%

Sociedad Química y Minera de Chile S.A., PNB	18,800	702,559

Commercial Banks -0.6%

Banco Santander Chile	25,113,969	1,648,740

Diversified Telecommunication Services -0.2%

Empresa Nacional de Telecomunicaciones S.A.	38,693	526,402

Electric Utilities -0.5%

Enersis S.A.	3,780,000	1,512,864

Food & Staples Retailing -0.5%

Cencosud S.A.	321,000	1,260,143

Independent Power Producers & Energy Traders -1.1%

Colbun S.A.	4,152,645	1,064,375

Independent Power Producers & Energy Traders (continued)

Empresa Nacional de Electricidad S.A.	1,249,910		1,955,576
			3,019,951

Industrial Conglomerates -0.7%

Antarchile S.A.	18,518		335,247
Empresas Copec S.A.	98,000		1,466,031
			1,801,278

Multiline Retail -0.2%

S.A.C.I. Falabella S.A.	77,000		453,401

Paper & Forest Products -0.5%

Empresas CMPC S.A.	29,857		1,265,402

Water Utilities -0.7%

Inversiones Aguas Metropolitanas S.A., ADR††	84,144		2,049,950

Total Chile
(Cost $8,231,816)			15,886,158
Latin America-0.1%

Venture Capital-0.1%

JPMorgan Latin America Capital Partners L.P.#^^†‡
(Cost $917,439)	2,503,967	*	323,838
Mexico-26.5%

Beverages -4.1%

Fomento Economico Mexicano, S.A. de C.V., ADR	236,402		11,236,187

Commercial Banks -4.6%

Grupo Financiero Banorte S.A.B. de C.V.	2,835,000		12,614,056

Food & Staples Retailing -4.1%

Organización Soriana S.A.B. de C.V.†	1,760,000		5,260,615
Wal-Mart de México, S.A. de C.V., Series V	1,139,000		5,854,295
			11,114,910

Household Durables -1.6%

Urbi, Desarrollos Urbanos, S.A.B. de C.V.†	1,799,741		4,168,890

Household Products -2.4%

Kimberly-Clark de Mexico, S.A.B. de C.V.	1,153,000		6,538,991

Transportation Infrastructure -3.0%

Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	291,000		4,373,730
Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADR	74,134		3,843,848
			8,217,578

Wireless Telecommunication Services -6.7%

América Móvil S.A.B. de C.V., Series L	6,503,655		16,426,343
América Móvil S.A.B. de C.V., Series L, ADR	37,000		1,862,580
			18,288,923

Total Mexico
(Cost $52,527,862)			72,179,535
Venezuela-0.3%

Commercial Banks-0.3%

Mercantil Servicios Financieros, C.A., ADR
(Cost $1,240,868)	36,358		812,725
Global-0.1%

Venture Capital-0.1%

Emerging Markets Ventures I, L.P.#^^†‡
(Cost $860,564)	2,237,292	*	238,428

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $187,921,224)			271,149,144

SHORT-TERM INVESTMENTS-0.2%

Chilean Mutual Fund -0.1%

Fondo Mutuo Security Plus
(Cost $250,853)	74,787		271,435
	Principal Amount (000's)
United Kingdom-0.1%
Citibank London, overnight deposit, 0.03%, 04/01/10
(Cost $388,000)	$388		388,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $638,853)			659,435
TOTAL INVESTMENTS-99.6%
(Cost $188,560,077)			271,808,579

Cash and Other Assets in Excess of Liabilities-0.4%			969,473

NET ASSETS-100.0%			$272,778,052

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡	Restricted security, not readily marketable.
^^
Security was fair valued as of March 31, 2010. Security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors, under procedures established by the Board of Directors.

#	As of March 31, 2010, the aggregate amount of open commitments for the Fund is $812,869.
*	Represents contributed capital.
ADR	American Depositary Receipts.
PN	Preferred Shares.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Valuation Time is as of the close of regular trading of the “Exchange” (usually 4:00 pm Eastern Time). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 03/31/10	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I L.P.	01/22/98-01/10/06	$860,564	$238,428	0.09	$2,451,066	$262,708
J.P. Morgan Latin America Capital Partners, L.P.	04/10/00-10/20/09	917,439	323,838	0.12	2,508,571	550,161
Total		$1,778,003	$562,266	0.21	$4,959,637	$812,869

The Fund may incur certain costs in connection with the disposition of the above securities.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, "Improving Disclosures about Fair Value Measurements." ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009.

In accordance with ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments.
Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Balance as of 03/31/2010
Aerospace & Defense	$2,976,747	$–	$–	$2,976,747
Airlines	410,594	–	–	410,594
Beverages	12,471,061	–	–	12,471,061
Chemicals	702,559	–	–	702,559
Chilean Mutual Fund	271,435	–	–	271,435
Commercial Banks	46,386,285	–	–	46,386,285
Commercial Services & Supplies	3,330,341	–	–	3,330,341
Diversified Financial Services	3,478,108	–	–	3,478,108
Diversified Telecommunication Services	526,402	–	–	526,402
Electric Utilities	1,512,864	–	–	1,512,864
Energy Equipment & Services	10,176,780	–	–	10,176,780
Food & Staples Retailing	12,375,053	–	–	12,375,053
Food Products	4,312,637	–	–	4,312,637
Health Care Providers & Services	4,532,555	–	–	4,532,555
Household Durables	4,168,890	–	–	4,168,890
Household Products	6,538,991	–	–	6,538,991
Independent Power Producers & Energy Traders	3,019,951	–	–	3,019,951
Industrial Conglomerates	1,801,278	–	–	1,801,278
Insurance	2,529,893	–	–	2,529,893
IT Services	3,810,444	–	–	3,810,444
Machinery	2,681,143	–	–	2,681,143
Media	4,205,077	–	–	4,205,077
Metals & Mining	34,270,171	–	–	34,270,171
Multiline Retail	11,060,898	–	–	11,060,898
Oil, Gas & Consumable Fuels	32,546,573	–	–	32,546,573
Paper & Forest Products	1,265,402	–	–	1,265,402
Personal Products	9,486,692	–	–	9,486,692
Real Estate Management & Development	9,212,494	–	–	9,212,494
Road & Rail	3,634,224	–	–	3,634,224
Tobacco	4,655,124	–	–	4,655,124
Transportation Infrastructure	12,168,774	–	–	12,168,774
Venture Capital	–	–	562,266	562,266
Water Utilities	2,049,950	–	–	2,049,950
Wireless Telecommunication Services	18,288,923	–	–	18,288,923
Short-Term Investments	–	388,000	–	388,000
Total	$270,858,313	$388,000	$562,266	$271,808,579

* At March 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2009	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 03/31/2010
Venture Capital	$569,141	$-	$-	$(6,875)	$-	$-	$562,266
Total	$569,141	$-	$-	$(6,875)	$-	$-	$562,266

For the period ended March 31, 2010, there have been no significant changes to the fair value methodologies.

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At March 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $188,560,077, $88,786,090, $(5,537,588) and $83,248,502, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Recent Events - Effective March 29, 2010, the Board of Directors announced the approved name change of The Latin America Equity Fund, Inc. to the Aberdeen Latin America Equity Fund, Inc.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Chile Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:           /s/ Christian Pittard__________
Christian Pittard,
President of
Aberdeen Latin America Equity Fund, Inc.

                Date: May 25, 2010

By:          /s/ Andrea Melia__________
Andrea Melia,
Treasurer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 25, 2010